Provision for Site Reclamation (Tables)	12 Months Ended
Dec. 31, 2021
Provision For Site Reclamation Tables Abstract
Schedule of Provision Site Reclamation

Railroad-Pinion
Project
$
Balance as at December 31, 2019	964,960
Change in estimate	1,078,871
Foreign exchange adjustment	(71,958)
Accretion expense for the year	13,648
Balance as at December 31, 2020	1,985,521
Change in estimate	22,015
Foreign exchange adjustment	(8,064)
Accretion expense for the year	19,377
Balance as at December 31, 2021	2,018,849